3 BUSINESS COMBINATIONS (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenue	$ 50,000,000	$ 41,400,000
Earnings	(1,700,000)	700,000
Ameri Holdings Inc.
Revenue	36,100,000	20,300,000
Earnings	(2,800,000)	(800,000)
Virtuoso
Revenue	1,500,000	3,200,000
Earnings	100,000	400,000
DCM
Revenue	12,400,000	17,900,000
Earnings	$ 1,000,000	$ 1,100,000